FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
14,540,083	FT Vest U.S. Equity Buffer ETF - January (b)	$802,539,881
13,123,034	FT Vest U.S. Equity Buffer ETF - February (b)	801,552,292
15,300,913	FT Vest U.S. Equity Buffer ETF - March (b)	799,778,722
17,135,972	FT Vest U.S. Equity Buffer ETF - April (b)	801,948,067
14,252,414	FT Vest U.S. Equity Buffer ETF - May (b)	804,976,343
13,320,459	FT Vest U.S. Equity Buffer ETF - June (b)	795,564,414
13,489,456	FT Vest U.S. Equity Buffer ETF - July (b)	798,778,137
14,228,099	FT Vest U.S. Equity Buffer ETF - August (b)	800,047,430
14,564,287	FT Vest U.S. Equity Buffer ETF - September (b)	801,035,785
15,342,388	FT Vest U.S. Equity Buffer ETF - October (b)	802,560,316
13,727,742	FT Vest U.S. Equity Buffer ETF - November (b)	801,700,133
14,714,359	FT Vest U.S. Equity Buffer ETF - December (b)	801,704,493
	Total Exchange-Traded Funds	9,612,186,013
	(Cost $7,556,814,573)
MONEY MARKET FUNDS — 0.1%
8,426,862	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (c)	8,426,862
	(Cost $8,426,862)

	Total Investments — 100.0%	9,620,612,875
	(Cost $7,565,241,435)
	Net Other Assets and Liabilities — (0.0)%	(763,699)
	Net Assets — 100.0%	$9,619,849,176

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$9,612,186,013	$9,612,186,013	$—	$—
Money Market Funds	8,426,862	8,426,862	—	—
Total Investments	$9,620,612,875	$9,620,612,875	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal year-to-date period (September 1, 2025 to May 31, 2026) are as follows:

Security Name	Shares at 5/31/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	14,540,083	$609,956,245	$132,697,966	$(23,585,639)	$78,192,492	$5,278,817	$802,539,881	$—
FT Vest U.S. Equity Buffer ETF - February	13,123,034	608,957,298	132,626,686	(28,982,358)	83,630,743	5,319,923	801,552,292	—
FT Vest U.S. Equity Buffer ETF - March	15,300,913	607,313,263	142,087,708	(46,517,731)	82,189,963	14,705,519	799,778,722	—
FT Vest U.S. Equity Buffer ETF - April	17,135,972	607,059,230	149,878,814	(15,148,231)	55,706,390	4,451,864	801,948,067	—
FT Vest U.S. Equity Buffer ETF - May	14,252,414	609,090,376	143,753,042	(15,165,857)	62,629,938	4,668,844	804,976,343	—
FT Vest U.S. Equity Buffer ETF - June	13,320,459	608,329,103	145,034,798	(15,138,030)	52,143,548	5,194,995	795,564,414	—
FT Vest U.S. Equity Buffer ETF - July	13,489,456	608,867,173	134,672,744	(15,666,876)	65,512,421	5,392,675	798,778,137	—
FT Vest U.S. Equity Buffer ETF - August	14,228,099	609,334,403	134,935,287	(16,883,494)	67,993,620	4,667,614	800,047,430	—
FT Vest U.S. Equity Buffer ETF - September	14,564,287	609,364,636	137,485,718	(20,049,126)	69,280,257	4,954,300	801,035,785	—
FT Vest U.S. Equity Buffer ETF - October	15,342,388	609,801,530	136,218,765	(31,433,831)	83,354,129	4,619,723	802,560,316	—
FT Vest U.S. Equity Buffer ETF - November	13,727,742	609,353,045	135,828,479	(29,556,461)	81,164,568	4,910,502	801,700,133	—
FT Vest U.S. Equity Buffer ETF - December	14,714,359	609,502,644	132,882,230	(28,761,308)	82,802,833	5,278,094	801,704,493	—
		$7,306,928,946	$1,658,102,237	$(286,888,942)	$864,600,902	$69,442,870	$9,612,186,013	$—

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
3,430,778	FT Vest U.S. Equity Deep Buffer ETF - January (b)	$156,220,476
3,095,712	FT Vest U.S. Equity Deep Buffer ETF - February (b)	156,380,511
3,491,022	FT Vest U.S. Equity Deep Buffer ETF - March (b)	156,031,228
3,816,852	FT Vest U.S. Equity Deep Buffer ETF - April (b)	156,261,921
3,314,849	FT Vest U.S. Equity Deep Buffer ETF - May (b)	156,891,803
3,165,160	FT Vest U.S. Equity Deep Buffer ETF - June (b)	155,441,008
3,126,934	FT Vest U.S. Equity Deep Buffer ETF - July (b)	155,987,103
3,351,396	FT Vest U.S. Equity Deep Buffer ETF - August (b)	156,315,812
3,306,363	FT Vest U.S. Equity Deep Buffer ETF - September (b)	156,457,097
3,357,768	FT Vest U.S. Equity Deep Buffer ETF - October (b)	156,421,622
3,052,424	FT Vest U.S. Equity Deep Buffer ETF - November (b)	156,406,206
3,302,822	FT Vest U.S. Equity Deep Buffer ETF - December (b)	156,371,447
	Total Exchange-Traded Funds	1,875,186,234
	(Cost $1,526,448,628)
MONEY MARKET FUNDS — 0.1%
2,002,594	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (c)	2,002,594
	(Cost $2,002,594)

	Total Investments — 100.0%	1,877,188,828
	(Cost $1,528,451,222)
	Net Other Assets and Liabilities — (0.0)%	(154,427)
	Net Assets — 100.0%	$1,877,034,401

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$1,875,186,234	$1,875,186,234	$—	$—
Money Market Funds	2,002,594	2,002,594	—	—
Total Investments	$1,877,188,828	$1,877,188,828	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal year-to-date period (September 1, 2025 to May 31, 2026) are as follows:

Security Name	Shares at 5/31/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - January	3,430,778	$119,679,976	$28,040,845	$(4,661,680)	$12,402,126	$759,209	$156,220,476	$—
FT Vest U.S. Equity Deep Buffer ETF - February	3,095,712	119,777,012	28,043,793	(5,227,254)	12,926,548	860,412	156,380,511	—
FT Vest U.S. Equity Deep Buffer ETF - March	3,491,022	119,400,833	29,011,017	(6,947,752)	12,871,740	1,695,390	156,031,228	—
FT Vest U.S. Equity Deep Buffer ETF - April	3,816,852	119,398,792	30,323,293	(2,713,147)	8,641,167	611,816	156,261,921	—
FT Vest U.S. Equity Deep Buffer ETF - May	3,314,849	119,506,308	29,327,849	(2,932,441)	10,291,000	699,087	156,891,803	—
FT Vest U.S. Equity Deep Buffer ETF - June	3,165,160	119,317,822	29,509,804	(2,764,405)	8,592,245	785,542	155,441,008	—
FT Vest U.S. Equity Deep Buffer ETF - July	3,126,934	119,579,157	28,231,887	(3,203,181)	10,487,877	891,363	155,987,103	—
FT Vest U.S. Equity Deep Buffer ETF - August	3,351,396	119,716,661	28,320,235	(3,525,698)	11,050,082	754,532	156,315,812	—
FT Vest U.S. Equity Deep Buffer ETF - September	3,306,363	119,626,542	29,098,703	(3,599,303)	10,509,930	821,225	156,457,097	—
FT Vest U.S. Equity Deep Buffer ETF - October	3,357,768	119,839,898	28,693,233	(5,408,114)	12,472,521	824,084	156,421,622	—
FT Vest U.S. Equity Deep Buffer ETF - November	3,052,424	119,735,144	28,713,099	(6,948,907)	13,079,530	1,827,340	156,406,206	—
FT Vest U.S. Equity Deep Buffer ETF - December	3,302,822	119,687,822	28,063,785	(4,915,358)	12,686,894	848,304	156,371,447	—
		$1,435,265,967	$345,377,543	$(52,847,240)	$136,011,660	$11,378,304	$1,875,186,234	$—

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
9,845,648	FT Vest Nasdaq-100® Buffer ETF - March (b)	$367,687,694
10,558,234	FT Vest Nasdaq-100® Buffer ETF - June (b)	356,076,442
10,758,712	FT Vest Nasdaq-100® Buffer ETF - September (b)	373,327,305
10,511,784	FT Vest Nasdaq-100® Buffer ETF - December (b)	374,639,982
	Total Exchange-Traded Funds	1,471,731,423
	(Cost $1,168,577,837)
MONEY MARKET FUNDS — 0.1%
1,000,452	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (c)	1,000,452
	(Cost $1,000,452)

	Total Investments — 100.0%	1,472,731,875
	(Cost $1,169,578,289)
	Net Other Assets and Liabilities — (0.0)%	(119,022)
	Net Assets — 100.0%	$1,472,612,853

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$1,471,731,423	$1,471,731,423	$—	$—
Money Market Funds	1,000,452	1,000,452	—	—
Total Investments	$1,472,731,875	$1,472,731,875	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal year-to-date period (September 1, 2025 to May 31, 2026) are as follows:

Security Name	Shares at 5/31/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest Nasdaq- 100® Buffer ETF - March	9,845,648	$258,946,998	$87,901,200	$(31,225,892)	$44,994,900	$7,070,488	$367,687,694	$—
FT Vest Nasdaq- 100® Buffer ETF - June	10,558,234	259,080,635	85,679,861	(21,235,759)	27,721,331	4,830,374	356,076,442	—
FT Vest Nasdaq- 100® Buffer ETF - September	10,758,712	260,614,673	87,894,261	(17,328,872)	37,080,287	5,066,956	373,327,305	—
FT Vest Nasdaq- 100® Buffer ETF - December	10,511,784	260,848,651	89,279,345	(28,909,798)	45,690,142	7,731,642	374,639,982	—
		$1,039,490,957	$350,754,667	$(98,700,321)	$155,486,660	$24,699,460	$1,471,731,423	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimers
FT Vest Laddered Buffer ETF
FT Vest Laddered Deep Buffer ETF
Each Fund is not sponsored, endorsed, sold or promoted by State Street®SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to each Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in each Fund or results to be obtained by each Fund, shareholders or any other person or entity from use of the State Street®SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of each Fund.
FT Vest Laddered Nasdaq Buffer ETF
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates. Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the Flexible EXchange Options® (“FLEX Options”). Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the QQQ. Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.